Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal And New Jersey [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 81,616,000
Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	8,233,000
Research [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 1,054,000	$ 1,020,000